SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) - USD ($)		Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Professional Fees, Current	[1]	$ 1,200,000

[1]	On March 18, 2023, the Company entered into a private placement consent agreement with Craft and Lafferty related to the private placement consummated on January 19, 2023 (see Note 10) on the fees of US$